--------------------------------------------------------------------------------
BGT SUBSIDIARY, INC.
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 1999
--------------------------------------------------------------------------------
          PRINCIPAL
  RATING*  AMOUNT                                                    VALUE
(UNAUDITED)(000)    DESCRIPTION                                     (NOTE 1)
--------------------------------------------------------------------------------
                    LONG-TERM INVESTMENTS--130.2%
                    MORTGAGE PASS-THROUGHS--11.9%
          $15,451   Federal Home Loan Mortgage Corp.,
                      6.50%, 01/01/26-01/01/28 .................   $14,571,758
                    Federal National Mortgage Association,
           41,938@    6.50%, 05/01/26-07/01/29 .................    39,521,059
            5,494     7.25%, 01/01/23, Project 797 .............     5,402,632
            2,799     7.50%, 06/01/08, 15 Year .................     2,816,270
                                                                   -----------
                                                                    62,311,719
                                                                   -----------
                    AGENCY MULTIPLE CLASS MORTGAGE
                    PASS-THROUGHS--13.5%
                    Federal Home Loan Mortgage Corp.,
                      Multiclass Mortgage
                      Participation Certificates,
            8,169@    Series 90, Class 90-G,
                          10/15/20 .............................     8,279,567
            2,883     Series 1488, Class 1488-F,
                          09/15/06 .............................     2,853,911
            1,625     Series 1488, Class 1488-PF,
                          09/15/06 .............................     1,628,071
            1,400     Series 1601, Class 1601-PG,
                          12/15/06 .............................     1,379,549
            6,310     Series 1613, Class 1613-G,
                          05/15/06 .............................     6,161,980
           10,000     Series 1686, Class 1686-PG,
                          11/15/23 .............................     9,718,700
            5,765@    Series 1797, Class 1797-A,
                          07/15/08 .............................     5,643,972
                    Federal National Mortgage Association,
                      REMIC Pass-Through Certificates,
           13,414@    Trust 1992-43, Class 43-E,
                          04/25/22 .............................    13,339,777
            8,895@    Trust 1992-145, Class 145-K,
                          07/25/02 .............................     8,792,393
            9,854@    Trust 1992-156, Class 156-H,
                          04/25/06 .............................     9,639,837
            2,205     Trust 1994-40, Class 40-H,
                          10/25/20 .............................     2,159,533
            1,162   Government National Mortgage
                      Association, Trust 1996-3, Class 3-C,
                          09/20/20 .............................     1,186,924
                                                                   -----------
                                                                    70,784,214
                                                                   -----------
                    ADJUSTABLE & INVERSE FLOATING
                    RATE MORTGAGES--3.7%
                    Federal Home Loan Mortgage Corp.,
                         Multiclass Mortgage
                         Participation Certificates,
              468        Series 1603, Class 1603-MB,
                             10/15/23 ..........................       459,665
            1,525        Series 1619, Class 1619-FH,
                             11/15/23 ..........................     1,536,728
            1,290        Series 1637, Class 1637-LF,
                             12/15/23 ..........................     1,247,356
            1,206        Series 1684, Class 1684-OB,
                             03/15/24 ..........................     1,162,006
            2,118        Series 1712, Class 1712-S,
                             08/15/08 ..........................     2,068,695
                    Federal National Mortgage Association,
                         REMIC Pass-Through Certificates,
            1,469        Trust G93-17, Class 17-SH,
                             04/25/23 ..........................       892,198
            2,000        Trust 1992-155, Class 155-SB,
                             12/25/06 ..........................     1,836,960
           10,000@       Trust 1993-61, Class 61-FC,
                             11/25/18 ..........................     9,200,000
              890        Trust 1993-225, Class 225-SB,
                              07/25/23 .........................       807,961
                                                                   -----------
                                                                    19,211,569
                                                                   -----------
                      INTEREST ONLY MORTGAGE-BACKED
                      SECURITIES--10.1%
AAA        90,777     CS First Boston Mortgage Securities,
                         Series 1997-C1, Class AX,
                             04/20/22** ........................     7,482,834
                      Federal Home Loan Mortgage Corp.,
                         Multiclass Mortgage
                         Participation Certificates,
            8,718        Series G4, Class 4-S,
                             11/25/22. .........................       356,886
            8,475        Series G25, Class 25-S,
                             08/25/06 ..........................       136,023
           15,962        Series 1386, Class 1386-S,
                             10/15/07 ..........................     1,496,411
           14,378        Series 1496, Class 1496-GA,
                             03/15/19 ..........................     1,220,871
           68,049        Series 1954, Class 1954-BA,
                             04/15/21 ..........................       778,478
           15,766        Series 1954, Class 1954-MD,
                             03/15/16 ..........................     1,313,464
           12,525        Series 2049, Class 2049-PK,
                             06/15/14 ..........................       758,108
           22,670        Series 2054, Class 2054-PL,
                             10/15/19 ..........................     2,998,400
                      Federal National Mortgage Association,
                         REMIC Pass-Through Certificates,
            7,016        Trust G93-26, Class 26-PT,
                             12/25/17 ..........................       540,212
            1,322        Trust 1992-208, Class 208-S,
                             11/25/07 ..........................       166,864


See Notes to Financial Statements.

--------------------------------------------------------------------------------
          PRINCIPAL
  RATING*  AMOUNT                                                    VALUE
(UNAUDITED)(000)    DESCRIPTION                                     (NOTE 1)
--------------------------------------------------------------------------------
                    INTEREST ONLY MORTGAGE-BACKED
                    SECURITIES (CONTINUED)
          $13,521      Trust 1993-121, Class 121-PH,
                           01/25/19 ............................     $ 999,891
            7,982      Trust 1993-141, Class 141-PJ,
                           06/25/19 ............................       557,399
           20,598      Trust 1996-15, Class 15-SG,
                           08/25/08 ............................     1,694,393
           12,937      Trust 1996-20, Class 20-SB,
                           10/25/08 ............................     3,179,586
            8,499      Trust 1996-24, Class 24-SJ,
                           01/25/22 ............................     2,276,471
              543      Trust 1996-54, Class 54-SM,
                           09/25/23 ............................       103,012
           30,736      Trust 1997-35, Class 35-SB,
                           03/25/09 ............................       442,116
           17,813      Trust 1997-50, Class 50-HJ,
                           12/25/17 ............................       938,753
           37,370      Trust 1997-90, Class 90-L,
                           10/25/19 ............................     2,989,576
            2,891      Trust 1998-44, Class 44-IC,
                           01/18/14 ............................       323,946
AAA       115,827   First Union Lehman Brothers
                       Bank of America Series 1998-C2,
                           Class IO, 05/18/28 ..................     4,464,331
                    Merrill Lynch Mortgage Investors Inc.,
AAA       104,523      Series 1997-C2, Class IO,
                           12/10/29 ............................     6,786,104
AAA        72,507      Series 1998-C2, Class IO,
                           02/15/30 ............................     5,191,204
AAA        96,176   Morgan Stanley Capital I,
                       Series 1998-HF1, Class X,
                           02/15/18 ............................     5,168,184
N/R           816   Salomon Brothers Mortgage Securities,
                       Series 1987-3, Class B,
                           10/23/17 ............................       214,947
                                                                    ----------
                                                                    52,578,464
                                                                    ----------
                    PRINCIPAL ONLY MORTGAGE-
                    BACKED SECURITIES--6.7%
AAA         1,580@  Collateralized Mortgage Obligation,
                       Trust 26, Class A,
                           04/23/17 ............................     1,303,055
                    Federal Home Loan Mortgage Corp.,
                       Multiclass Mortgage
                       Participation Certificates,
            2,269      Series 1597, Class 1597-H,
                           07/15/23 ............................     1,280,079
            2,425      Series 1662, Class 1662-PO,
                           01/15/09 ............................     1,923,498
            1,096      Series 1813, Class 1813-K,
                           02/15/24 ............................       975,842
            2,933      Series 1844, Class 1844-PC,
                           03/15/24 ............................     2,581,069
              971      Series 2009, Class 2009-A,
                           12/15/22 ............................       687,378
                    Federal National Mortgage Association,
                       REMIC Pass-Through Certificates,
            3,629@     Trust 1993-67, Class 67-B,
                           12/25/21 ............................     3,434,710
            2,617      Trust 1993-92, Class 92-G,
                           05/25/23 ............................     1,450,302
            2,926      Trust 1993-113, Class 113-B,
                           07/25/23 ............................     2,540,458
           13,602      Trust 1993-205, Class 205-EB,
                           09/25/23 ............................    12,590,183
              392      Trust 1993-213, Class 213-H,
                           09/25/23 ............................       369,699
            1,225      Trust 1993-237, Class 237-C,
                           11/25/23 ............................     1,117,531
            2,318      Trust 1994-87, Class 87-E,
                           03/25/09 ............................     1,754,086
            1,523      Trust 1997-19, Class 19-C,
                           09/25/23 ............................     1,094,432
              706      Trust 1997-19, Class 19-H,
                           10/25/22 ............................       487,671
AAA         1,743   Prudential Bache CMO Trust,
                       Series 10, Class H,
                           04/01/19 ............................     1,514,387
                                                                    ----------
                                                                    35,104,380
                                                                    ----------
                    COMMERCIAL MORTGAGE-BACKED
                    SECURITIES--5.0%
AAA         2,178   Aetna Commercial Mortgage Trust,
                       Series 1995-C5, Class B,
                           6.74%, 12/26/30 .....................     2,168,714
Aa1         4,000   FDIC Trust,
                       Series 1994-C1, Class IIF,
                            8.70%, 09/25/25 ....................     4,135,143
AA-         2,290   Merrill Lynch Mortgage Investors, Inc.,
                       Series 1995-C1, Class C,
                           7.513%, 05/25/15 ....................     2,260,249
AAA         2,644   Mortgage Capital Funding Inc.,
                       Series 1998-MC3, Class A1,
                           6.00%, 11/18/31 .....................     2,498,192
                    Paine Webber Mortgage
                       Acceptance Corp.,**
AAA         2,000      Series 1995-M1, Class A,
                           6.70%, 01/15/07 .....................     1,962,500
A-          1,656      Series 1995-M1, Class D,
                           7.30%, 01/15/07 .....................     1,638,157
A           3,095   Resolution Trust Corp.,
                       Series 1994-C1, Class C,
                           8.00%, 06/25/26 .....................     3,091,584
AAA         3,925   Structured Asset Securities Corp.,
                       Series 1996-CFL, Class B,
                           6.30%, 02/25/28 .....................     3,905,375
A           4,500   TVO Southwest,
                       Series 1994-MFI, Class A2,
                           9.37%, 11/18/04 ** ..................     4,574,832
                                                                    ----------
                                                                    26,234,746
                                                                    ----------

See Notes to Financial Statements.

--------------------------------------------------------------------------------
          PRINCIPAL
  RATING*  AMOUNT                                                    VALUE
(UNAUDITED)(000)    DESCRIPTION                                     (NOTE 1)
--------------------------------------------------------------------------------

                    ASSET-BACKED SECURITIES--9.4%
AAA       $ 7,091   Brazos Student Loan Financial Corp.,
                       Series 1998-A, Class A1,
                           5.89%, 06/01/06 .....................   $ 7,067,872
                    Broad Index Secured Trust Offering,**
Baa2        5,000      Series 1998-1A, Class A,
                           6.58%, 03/26/01 .....................     4,892,066
Baa2        5,000      Series 1998-4A, Class B2,
                           7.64%, 09/09/01 .....................     4,990,625
AAA        20,545   Chase Credit Card Master Trust,
                       Series 1997-5, Class 5-A,
                           6.194%, 08/15/05 ....................    20,103,154
N/R         2,946   Global Rated Eligible Asset Trust,
                       Series 1998-A,
                           7.33%, 09/15/07**/*** ...............       883,777
AAA         3,400   NPFTrust VI, Inc.,
                       Series 1999-1, Class A,
                           6.25%, 02/01/03** ...................     3,324,031
AA          1,809   Pegasus Aviation Lease Securitization,
                       Series 1999-1A, Class A1,
                           6.30%, 03/25/29** ...................     1,741,072
                    Structured Mortgage Asset
                       Residential Trust,@@/***
N/R         4,077      Series 1997-2, Class 2,
                           8.24%, 03/15/06 .....................       896,996
N/R         4,496      Series 1997-3,
                           8.724%, 04/15/06 ....................       989,210
            4,500   Student Loan Marketing Association,
                       Trust 1995-1, Class CTFS,
                           10/25/09 ............................     4,412,109
                                                                   -----------
                                                                    49,300,912
                                                                   -----------
                    UNITED STATES GOVERNMENT
                    SECURITIES--0.9%
            4,800   United States Treasury Note,
                       5.50%, 05/15/09 .........................     4,472,256
                                                                   -----------
                    ZERO COUPON BONDS--36.3%
                    Financing Corp (FICO Strips),
           18,000      03/07/02 ................................    15,372,720
           29,300      12/27/02 ................................    23,772,262
                    Government Trust Certificates (Israel),
           19,432      05/15/02 ................................    16,610,752
           25,000      11/15/02 ................................    20,652,500
           10,000   Government Trust Certificates (Jordan),
                       05/15/02 ................................     8,588,700
                    U.S. Treasury Strips,
           51,200@     10/31/02 ................................    42,761,216
           74,550@     11/30/02 ................................    61,873,518
                                                                   -----------
                                                                   189,631,668
                                                                   -----------
                    TAXABLE MUNICIPAL BONDS--7.0%
AAA         1,000   Kern County California,
                       Pension Obligation,
                           6.39%, 08/15/02 .....................       983,950
AAA         3,510   Long Beach California,
                       Pension Obligation,
                           6.56%, 09/01/02 .....................     3,466,897
AAA         5,000   Los Angeles County California,
                       Pension Obligation,
                       6.54%, 06/30/02 .........................     4,940,450
AAA        10,000   New Jersey Economic
                       Development Auth., Zero Coupon,
                       02/15/03 ................................     8,034,300
                    New York City G.O.,
A-          5,000      6.54%, 03/15/02 .........................     4,938,350
A-          5,000      7.125%, 08/15/02 ........................     4,996,550
A-          5,000      7.34%, 04/15/02 .........................     5,018,850
BBB         1,235   New York St. Environ. Fac. Auth.,
                       6.73%, 09/15/02 .........................     1,215,228
AAA         1,950   San Francisco California
                       International Airport,
                       6.35%, 05/01/02 .........................     1,920,165
AA          1,000   St. Josephs Health System California,
                       G.O., 7.13%, 07/01/02 ...................       998,420
                                                                    ----------
                                                                    36,513,160
                                                                    ----------
                    CORPORATE BONDS--25.7%
                    FINANCE & BANKING--11.7%
A3          4,900   Ahmanson HF & Co.,
                       8.25%, 10/01/02 .........................     4,985,260
A3          1,700   Amsouth Bancorp.,
                       6.75%, 11/01/25 .........................     1,626,288
A+          5,000   Goldman Sachs Group L P,
                       6.25%, 02/01/03 ** ......................     4,854,370
                    Lehman Brothers Holdings Inc.,
A           5,000      6.625%, 12/27/02 ........................     4,895,100
A             875      6.75%, 09/24/01 .........................       868,479
A           5,000      7.25%, 04/15/03 .........................     4,950,800
AA-         1,665   Merrill Lynch & Co. Inc.,
                       5.75%, 11/04/02 .........................     1,608,207
                    Nationsbank Corp.,
Aa2         5,000      6.65%, 04/09/02 .........................     4,957,350
Aa2         5,000      7.00%, 09/15/01 .........................     5,003,500
                    Paine Webber Group Inc.,
BBB+        2,190      7.875%, 02/15/03 ........................     2,203,250
BBB+        7,790      8.25%, 05/01/02 .........................     7,930,220
                    Salomon Smith Barney Holdings Inc.,
Aa3         3,000      5.875%, 02/01/01 ........................     2,966,550
Aa3         1,500      7.00%, 05/15/00 .........................     1,502,130
Aa3         4,500      7.98%, 03/01/00 .........................     4,510,710
A-          8,500    Transamerica Finance Corp.,
                       6.75%, 06/01/00 .........................     8,509,520
                                                                    ----------
                                                                    61,371,734
                                                                    ----------
See Notes to Financial Statements.

--------------------------------------------------------------------------------
          PRINCIPAL
  RATING*  AMOUNT                                                    VALUE
(UNAUDITED)(000)    DESCRIPTION                                     (NOTE 1)
--------------------------------------------------------------------------------
                    INDUSTRIALS--4.1%
A         $ 1,000   Bass America Inc.,
                       8.125%, 03/31/02 ........................   $ 1,017,940
A+          1,000   Ford Motor Credit Co.,
                       8.00%, 06/15/02 . .......................     1,020,254
Baa2        5,425   Jones Apparel Group Inc.,
                       6.25%, 10/01/01 .........................     5,280,468
BBB+        5,000   Norfolk Southern Corp.,
                       6.95%, 05/01/02 .........................     4,978,400
Baa2        5,265   Raytheon Co.,
                       6.45%, 08/15/02 .........................     5,129,479
AA-         4,000   TCI Communications Inc.,
                       9.25%, 04/15/02 .........................     4,186,360
                                                                   -----------
                                                                    21,612,901
                                                                   -----------
                    UTILITIES--1.7%
A3          5,000@  Columbia Energy Group,
                       6.610%, 11/28/02 ........................     4,883,550
A           4,000   360 Communications,
                       7.125%, 03/01/03 ........................     3,979,640
                                                                   -----------
                                                                     8,863,190
                                                                   -----------
                    YANKEE BONDS--8.2%
Aa1         5,000@  African Development Bank,
                       7.75%, 12/15/01 .........................     5,067,000
AAA         4,203   Banamex Remittance Master Trust,
                       Ser. 1996-1, 7.57%, 01/01/01** ..........     4,181,635
A           5,000   Corporacion Andina de Fomento,
                       7.10%, 02/01/03 .........................     4,914,400
BBB-        3,500   Empresa  Elec. Guacolda SA,
                       7.95%, 04/30/03 ** ......................     3,325,000
BBB+        1,650   Empresa  Elec.  Pehuenche,
                       7.30%, 05/01/03 .........................     1,590,050
BBB         2,000   Korea Development Bank,
                       6.50%, 11/15/02 .........................     1,940,180
BBB+       10,000   Republic of Argentina,
                       Zero Coupon, 04/15/01 ...................     8,870,000
BBB-        5,000   Telecom Argentina,
                       9.75%, 07/12/01** .......................     5,000,000
BBB-        5,000   Transpatadora de Gas Tragas,
                       10.25%, 04/25/01 ........................     5,037,500
Baa1        2,811   YPF Sociedad Anonima,
                       7.50%, 10/26/02 .........................     2,805,956
                                                                   -----------
                                                                    42,731,721
                                                                   -----------
                    Total corporate bonds ......................   134,579,546
                                                                   -----------


         NOTIONAL
          AMOUNT
           (000)
         --------
                    CALL OPTIONS PURCHASED
          $85,000   Interest Rate Swap,
                       3 Month LIBOR over 5.60%,
                       expires  08/07/00 .......................        26,159
                                                                   -----------
                    Total long-term investments
                       (cost $695,687,146) .....................   680,748,793
                                                                   -----------

         -----------
          PRINCIPAL
           AMOUNT
           (000)
         -----------
                    SHORT-TERM INVESTMENTS--1.4%
                    DISCOUNT NOTE
          $ 7,451   Federal Home Loan Bank,
                       1.50%, due 01/03/00
                       (amortized cost $7,451,379) .............     7,451,379
                                                                  ------------

                    Total investments before
                       investments sold short--131.6%
                       (cost $703,138,525) .....................   688,200,172


                    INVESTMENTS SOLD SHORT--(1.4%)
           (7,500)  U.S. Treasury Note,
                       6.00%, 08/15/09
                       (proceeds received $7,355,859) ..........    (7,265,625)
                                                                  ------------

                    Total investments net of
                       investments sold
                       short--130.2%
                       (cost $695,782,666) .....................   680,934,547

                    Liabilities in excess of cash and other
                       assets--(30.2%) .........................  (158,092,080)
                                                                  ------------
                    NET ASSETS--100% ...........................  $522,842,467
                                                                  ============


--------------------
 *   Using the higher of Standard & Poor's, Moody's or Fitch's rating.
 ** Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers.
***  Illiquid securities representing 0.53% of portfolio assets.
  @ Entire or partial principal amount pledged as collateral for reverse repurchase agreements or financial futures contracts.
 @@ Security restricted as to public resale. The securities were acquired in 1997 and have an aggregate current cost of $3,011,959.

--------------------------------------------------------------------------------
                            KEY TO ABBREVIATIONS
               CMO--   Collateralized Mortgage Obligation.
              G.O.--   General Obligation.
             LIBOR--   London InterBank Offer Rate.
             REMIC--   Real Estate Mortgage Investment Conduit.
--------------------------------------------------------------------------------



See Notes to Financial Statements.

--------------------------------------------------------------------------------
BGT SUBSIDIARY, INC.
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1999
--------------------------------------------------------------------------------
ASSETS
Investments, at value (cost $703,138,525)
  (Note 1) ............................................    $688,200,172
Cash ..................................................         512,268
Deposit with broker for investments
  sold short (Note 1) .................................       7,481,250
Interest receivable ...................................       5,643,931
                                                           ------------
                                                            701,837,621
                                                           ------------
LIABILITIES
Reverse repurchase agreement (Note 4) .................     165,314,125
Investment sold short, at value
  (proceeds $7,355,859) (Note 1) ......................       7,265,625
Interest payable ......................................         634,849
Due to broker-variation margin ........................         250,008
Due to parent (Note 2) ................................       5,530,547
                                                           ------------
                                                            178,995,154
                                                           ------------
NET ASSETS ............................................    $522,842,467
                                                           ============
Net assets were comprised of:
    Common stock, at par (Note 5) .....................       $ 575,106
    Paid-in capital in excess of par ..................     516,270,040
                                                           ------------
                                                            516,845,146
    Undistributed net investment income ...............      16,205,202
    Accumulated net realized gain .....................       4,836,238
    Net unrealized depreciation .......................     (15,044,119)
                                                           ------------
    Net assets, December 31, 1999 .....................    $522,842,467
                                                           ============
Net asset value per share:
    ($522,842,467 O 57,510,639 shares of
    common stock issued and outstanding) ..............           $9.09
                                                                  =====

--------------------------------------------------------------------------------
BGT SUBSIDIARY, INC.
STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 1999
--------------------------------------------------------------------------------
NET INVESTMENT INCOME
Income
    Interest (net of net premium amortization
       of $1,124,951 and interest expense
       of $6,068,532) .......................................   $37,637,969
                                                                -----------
Expenses
    Investment advisory .....................................     2,412,827
    Administration ..........................................       533,722
    Custodian ...............................................       167,000
    Independent accountants .................................       131,000
    Directors ...............................................        80,000
    Legal ...................................................        77,000
    Miscellaneous ...........................................       178,182
                                                                -----------
       Total operating expenses .............................     3,579,731
                                                                -----------
    Net investment income before excise tax .................    34,058,238
       Excise tax ...........................................     1,952,745
                                                                -----------
    Net investment income ...................................    32,105,493
                                                                -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS
Net realized gain (loss) on:
    Investments .............................................    (2,840,731)
    Futures .................................................    (6,879,611)
    Short sales .............................................     5,421,557
    Swaps ...................................................     1,830,903
    Options written .........................................       833,000
                                                                -----------
                                                                 (1,634,882)
                                                                -----------
Change in net unrealized appreciation (depreciation) on:
    Investments .............................................   (32,108,048)
    Options written .........................................     2,186,744
    Futures .................................................      (418,694)
    Short sales .............................................        85,082
    Swaps ...................................................      (465,938)
                                                                -----------
                                                                (30,720,854)
                                                                -----------
Net loss on investments .....................................   (32,355,736)
                                                                -----------
NET DECREASE IN NET ASSETS RESULTING
  FROM OPERATIONS ...........................................    $ (250,243)
                                                                ===========

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
BGT SUBSIDIARY, INC.
STATEMENT OF CASH FLOWS
YEAR ENDED DECEMBER 31, 1999
--------------------------------------------------------------------------------
RECONCILIATION OF NET DECREASE IN
  NET ASSETS RESULTING FROM
  OPERATIONS TO NET CASH FLOWS
  USED FOR OPERATING ACTIVITIES
Net decrease in net assets resulting
    from operations .....................................       $ (250,243)
                                                            --------------
Increase in investments .................................      (35,484,166)
Net realized loss .......................................        1,634,882
Decrease in unrealized appreciation .....................       30,720,854
Decrease in unrealized appreciation on interest
    rate swap ...........................................          465,937
Decrease in receivable for investments sold .............       38,141,709
Decrease in receivable for variation margin .............          385,351
Decrease in interest receivable .........................          158,549
Decrease in payable for investments purchased ...........      (83,828,030)
Decrease in  swap option written ........................       (3,019,744)
Increase in deposits with broker for short sales ........       (5,753,625)
Increase in payable for investments sold short ..........        5,552,348
Decrease in interest payable ............................          (26,271)
Increase in accrued expenses and other
    liabilities .........................................        4,747,287
                                                            --------------
  Total adjustments .....................................      (46,304,919)
                                                            --------------
  Net cash flows used for operating activities ..........    $ (46,555,162)
                                                            ==============
INCREASE (DECREASE) IN CASH
Net cash flows used for operating activities ............    $ (46,555,162)
                                                            --------------
Cash flows provided by financing activities:
    Increase in reverse repurchase agreements ...........       71,601,775
    Cash dividends and distributions paid ...............      (24,704,333)
                                                            --------------
Net cash flows provided by financing activities .........       46,897,442
                                                            --------------
    Net increase in cash ................................          342,280
    Cash at beginning of year ...........................          169,988
                                                            --------------
Cash at end of year .....................................       $  512,268
                                                            ==============

--------------------------------------------------------------------------------
BGT SUBSIDIARY, INC.
STATEMENTS OF CHANGES
IN NET ASSETS
--------------------------------------------------------------------------------
                                                                FOR THE PERIOD
                                                 YEAR ENDED    OCTOBER 31, 1998*
                                                DECEMBER 31,     TO DECEMBER 31,
                                                    1999               1998
                                                -----------    -----------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
    Net investment income ..................    $32,105,493         $ 4,146,964
    Net realized gain (loss)
       on investments ......................     (1,634,882)          9,175,453
    Net change in unrealized
       appreciation ........................    (30,720,854)         15,676,735
                                               ------------        ------------
    Net increase (decrease) in net
       assets resulting from
       operations ..........................       (250,243)         28,999,152
    Dividends and distributions:
       Net investment income ...............    (22,000,000)           --
       Net realized gain ...................     (2,704,333)           --
                                               ------------        ------------
    Total dividends and
       distributions .......................    (24,704,333)           --
    Transfer of assets from
       BlackRock Strategic Term Trust
       in exchange for shares issued .......            --          518,797,891
                                               ------------        ------------
    Total increase (decrease) ..............    (24,954,576)        547,797,043
NET ASSETS
Beginning of period ........................    547,797,043            --
                                               ------------        ------------
End of period (including
undistributed net investment
income of $16,205,202 and
$4,146,964 respectively) ...................   $522,842,467        $547,797,043
                                               ===========         ============

-----------------
*Commencement of investment operations.


See Notes to Financial Statements.

--------------------------------------------------------------------------------
BGT SUBSIDIARY, INC.
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                                                                  FOR THE PERIOD
                                                                                                YEAR ENDED       OCTOBER 31, 1998*
                                                                                               DECEMBER 31,       TO DECEMBER 31,
                                                                                                   1999                 1998
                                                                                                -----------         -----------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period ........................................................      $   9.53           $   9.02
                                                                                                   --------           --------
  Net investment income (net of interest expense of $0.11 and $0.01, respectively) ..........          0.56               0.07
  Net realized and unrealized gain (loss) ...................................................         (0.57)              0.44
                                                                                                   --------           --------
Net increase (decrease) from investment operations ..........................................         (0.01)              0.51
                                                                                                   --------           --------
Dividends and distributions:
  Dividends from net investment income ......................................................         (0.38)                --
  Distributions from net realized gain ......................................................         (0.05)                --
                                                                                                   --------           --------
Total dividends and distributions ...........................................................         (0.43)                --
                                                                                                   --------           --------
Net asset value, end of period ..............................................................      $   9.09           $   9.53
                                                                                                   ========           ========
TOTAL INVESTMENT RETURN .....................................................................         (0.10)%             5.65%
                                                                                                   ========           ========
RATIOS TO AVERAGE NET ASSETS:
Operating expenses ..........................................................................          0.67%              0.66%++
Operating expenses and Interest Expense .....................................................          1.80%              1.55%++
Operating expenses, Interest Expense and Excise Taxes .......................................          2.16%              1.72%++
Net Investment Income .......................................................................          5.99%              4.37%++
SUPPLEMENTAL DATA:
Average net assets (000) ....................................................................      $536,231           $543,706
Portfolio turnover rate .....................................................................            57%                 2%
Net assets, end of period (000) .............................................................      $522,842           $547,797
Reverse repurchase agreements
  outstanding, end of period (000) ..........................................................      $165,314           $ 93,712
Asset coverage+++ ...........................................................................      $  4,163           $  6,846

-----------------------

  * Commencement of investment operations.

  + This entity is not publicly traded and therefore total investment return is calculated assuming a purchase of common stock at the current net asset value on the first day and a sale at the current net asset value on the last day of each period reported. Total investment returns for periods of less than one full year are not annualized.

 ++ Annualized

+++ Per $1,000 of reverse repurchase agreements outstanding.

The information above represents the audited operating performance data for a share of common stock outstanding, total investment return, ratios to average net assets and other supplemental data for each of the periods indicated. This information has been determined based upon financial information provided in the financial statements.


                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
BGT SUBSIDIARY, INC.
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

NOTE 1. ORGANIZATION & ACCOUNTING POLICIES
BGT Subsidiary, Inc, (the "Trust") was incorporated under the laws of the State of Maryland on August 10, 1998, and is a diversified closed-end management investment company.The Trust was incorporated solely for the purpose of receiving all or a substantial portion of the assets of the BlackRock Strategic Term Trust Inc. ("BGT"), incorporated under the laws of the State of Maryland and as such, is a wholly-owned subsidiary of BGT. The Trust's investment objective is to manage a portfolio of investment grade fixed income securities while providing cash flow definition to BGT. No assurance can be given that the Trust's investment objective will be achieved.

    The following is a summary of significant accounting policies followed by the Trust.

SECURITIES VALUATION: The Trust values mortgage-backed, asset-backed and other debt securities, interest rate swaps, caps, floors and non-exchange traded options on the basis of current market quotations provided by dealers or pricing services approved by the Trust's Board of Directors. In determining the value of a particular security, pricing services may use certain information with respect to transactions in such securities, quotations from dealers, market transactions in comparable securities, various relationships observed in the market between securities, and calculated yield measures based on valuation technology commonly employed in the market for such securities. Exchange-traded options are valued at their last sales price as of the close of options trading on the applicable exchanges. In the absence of a last sale, options are valued at the average of the quoted bid and asked prices as of the close of business. A futures contract is valued at the last sale price as of the close of the commodities exchange on which it trades Any securities or other assets for which such current market quotations are not readily available are valued at fair value as determined in good faith under procedures established by and under the general supervision and responsibility of the Trust's Board of Directors.

    Short-term securities having a remaining maturity of 60 days or less are value at amortized cost which approximates market value.

REPURCHASE AGREEMENTS: In connection with transactions in repurchase agreements, the Trust's custodian takes possession of the underlying collateral securities, the value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Trust may be delayed or limited.

OPTION SELLING/PURCHASING: When the Trust sells or purchases an option, an amount equal to the premium received or paid by the Trust is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Trust on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the proceeds from the sale or cost of the purchase in determining whether the Trust has realized a gain or a loss on investment transactions. The Trust, as writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.

    Options, when used by the Trust, help in maintaining a targeted duration. Duration is a measure of the price sensitivity of a security or a portfolio to relative changes in interest rates. For instance, a duration of "one" means that a portfolio's or a security's price would be expected to change by approximately one percent with a one percent change in interest rates, while a duration of five would imply that the price would move approximately five percent in relation to a one percent change in interest rates.

    Option selling and purchasing is used by the Trust to effectively "hedge" positions, or collections of positions, so that changes in interest rates do not change the duration of the portfolio unexpectedly. In general, the Trust uses options to hedge a long or short position or an overall portfolio that is longer or shorter than the benchmark security. A call option gives the purchaser of the option the right (but not obligation) to buy, and obligates the seller to sell (when the option is exercised), the underlying position at the exercise price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying position at the exercise price at any time or at a specified time during the option period. Put options can be purchased to effectively hedge a position or a portfolio against price declines if a portfolio is long. In the same sense, call options can be purchased to hedge a portfolio that is shorter than its benchmark against price changes. The Trust can also sell (or write) covered call options and put options to hedge portfolio positions.

    The main risk that is associated with purchasing options is that the option expires without being exercised. In this case, the option expires worthless and the premium paid for the option is considered the loss. The risk associated with writing call options is that the Trust may forego the opportunity for a profit if the market value of the underlying position increases and the option is exercised. The risk in writing put options is that the Trust may incur a loss if the market value of the underlying position decreases and the option is exercised. In addition, as with futures contracts, the Trust risks not being able to enter into a closing transaction for the written option as the result of an illiquid market.

INTEREST RATE SWAPS: In a simple interest rate swap, one investor pays a floating rate of interest on a notional principal amount and receives a fixed rate of interest on the same notional principal amount for a specified period of time. Alternatively, an investor may pay a fixed rate and receive a floating rate. Interest rate swaps were conceived as asset/liability management tools. In more complex swaps, the notional principal amount may decline (or amortize) overtime.

    During the term of the swap, changes in the value of the swap are recognized as unrealized gains or losses by "marking-to-market" to reflect the market value of the swap. When the swap is terminated, the Trust will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Trust's basis in the contract, if any.

    The Trust is exposed to credit loss in the event of non-performance by the other party to the swap. However, the Trust does not anticipate non-performance by any counterparty.

SWAP OPTIONS: Swap options are similar to options on securities except that instead of selling or purchasing the right to buy or sell a security, the writer or purchaser of the swap option is granting or buying the right to enter into a previously agreed upon interest rate swap agreement at any time before the expiration of the option. Premiums received or paid from writing or purchasing options are recorded as liabilities or assets and are subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expires unexercised are treated by the Trust on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commission, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the proceeds from the sale or cost of the purchase in determining whether the Trust has realized a gain or loss on investment transactions

    The main risk that is associated with purchasing swap options is that the swap option expires without being exercised. In this case, the option expires worthless and the premium paid for the swap option is considered the loss. The main risk that is associated with the writing of a swap option is the market risk of an unfavorable change in the value of the interest rate swap underlying the written swap option.

    Swap options may be used by the Trust to manage the duration of the Trust's portfolio in a manner similar to more generic options described above.

FINANCIAL FUTURES CONTRACTS: A futures contract is an agreement between two parties to buy or sell a financial instrument for a set price on a future date. Initial margin deposits are made upon entering into futures contracts and can be either cash or securities. During the period that the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking-to-market" on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments are made or received, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Trust records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Trust's basis in the contract.

    Financial futures contracts, when used by the Trust, help in maintaining a targeted duration. Futures contracts can be sold to effectively shorten an otherwise longer duration portfolio. In the same sense, futures contracts can be purchased to lengthen a portfolio that is shorter than its duration target. Thus, by buying or selling futures contracts, the Trust can effectively "hedge" positions so that changes in interest rates do not change the duration of the portfolio unexpectedly.

    The Trust may invest in financial futures contracts primarily for the purpose of hedging its existing portfolio securities or securities the Trust intends to purchase against fluctuations in value caused by changes in prevailing market interest rates. Should interest rates move unexpectedly, the Trust may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. The Trust is also at the risk of not being able to enter into a closing transaction for the futures contract because of an illiquid secondary market. In addition, since futures are used to shorten or lengthen a portfolio's duration, there is a risk that the portfolio may have temporarily performed better without the hedge or that the Trust may lose the opportunity to realize appreciation in the market price of the underlying positions.

SHORT SALES: The Trust may make short sales of securities as a method of hedging potential price declines in similar securities owned. When the Trust makes a short sale, it may borrow the security sold short and deliver it to the broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the sale. The Trust may have to pay a fee to borrow the particular securities and may be obligated to pay over any payments received on such borrowed securities. A gain, limited to the price at which the Trust sold the security short, or a loss, unlimited as to dollar amount will be recognized upon the termination of a short sale if the market price is less or greater than the proceeds originally received.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on the trade date. Realized and unrealized gains and losses are calculated on the identified cost basis. Interest income is recorded on the accrual basis, and the Trust accretes discount and amortizes premium on securities purchased using the interest method.

TAXES: It is the Trust's intention to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholder. Therefore, no federal income tax provision is required. As part of the tax planning strategy, the Trust may retain a portion of its taxable income and pay an excise tax on the undistributed amounts.

ESTIMATES: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

RECLASSIFICATION OF CAPITAL ACCOUNTS: The Trust accounts for and reports distributions to shareholders in accordance with the American Institute of
Certified Public Accountants' Statement of Position 93-2: Determination, Disclosure, and Financial Statement Presentation of Income, Capital Gain, and Return of Capital Distributions by Investment Companies. The effect caused by applying this statement was to decrease paid-in capital and increase undistributed net investment income by $1,952,745 due to certain expenses not being deductible for tax purposes. Net investment income, net realized gains and net assets were not affected by this change.

NOTE 2. AGREEMENTS
The Trust has an Investment Advisory Agreement with BlackRock Financial Management Inc. (the "Advisor"), a wholly-owned subsidiary of BlackRockAdvisors, Inc., which is a wholly-owned subsidiary of BlackRock, Inc., which in turn is an indirect majority-owned subsidiary of PNC Bank Corp. The Trust has an Administration Agreement with MorganStanley Dean Witter Advisors Inc. ("MSDWA"), formerly DeanWitter InterCapital, Inc.

    The Trust reimburses BGT for its pro-rata share of applicable expenses, including investment advisory and administrative fees, in an amount equal to the proportionate amount of average net assets which are held by the trust relative to the average net assets of BGT.

NOTE 3. PORTFOLIO SECURITIES

Purchases and sales of investment securities, other than short-term investments, and dollar rolls for the year ended December 31, 1999 aggregated $448,765,802 and $266,689,779 respectively.

    The Trust may invest up to 60% of its portfolio assets in securities which are not readily marketable, including those which are restricted as to disposition under securities law ("restricted securities"). At December 31, 1999, the Trust held 10.0% of its portfolio assets in restricted securities.

    The Trust may from time to time purchase in the secondary market certain mortgage pass-through securities packaged or master serviced by affiliates such as PNC Mortgage Securities Corp. (or Sears Mortgage if PNC Mortgage Securities Corp. succeeded to rights and duties of Sears) or mortgage related securities containing loans or mortgages originated by PNC Bank or its affiliates,
including   Midland  Loan   Services,   Inc.  It  is  possible   under   certain
circumstances, PNC Mortgage Securities Corp. or its affiliates, including Midland Loan Services, Inc., could have interests that are in conflict with the holders of these mortgage backed securities, and such holders could have rights against PNC Mortgage Securities Corp. or its affiliates, including Midland Loan Services, Inc.

    The federal income tax basis of the Trust's investments at December 31, 1999 was substantially the same as the basis for financial reporting, and, accordingly, net unrealized depreciation for federal income tax purposes was $14,938,353 (gross unrealized appreciation--$8,907,002; gross unrealized depreciation--$23,845,355).

    Details of open financial futures contracts at December 31, 1999 were as follows:

                                       VALUE AT      VALUE AT
   NUMBER OF             EXPIRATION     TRADE     DECEMBER 31,     UNREALIZED
   CONTRACTS     TYPE       DATE        DATE          1998       (DEPRECIATION)
   --------      -----    --------     -------     -----------    ------------
Long positions: 30 Yr.
     500        T-Bond    Mar. 2000  $45,664,750   $45,468,750     ($196,000)
                                                                   =========

NOTE 4. BORROWINGS
REVERSE REPURCHASE AGREEMENTS: The Trust may enter into reverse repurchase agreements with qualified, third party broker-dealers as determined by and under the direction of the Trust's board of directors. Interest on the value of the reverse repurchase agreements issued and outstanding will be based upon competitive market rates at the time of issuance. At the time the Trust enters into a reverse repurchase agreement, it will establish and maintain a segregated account with the lender the value of which at least equals the principal amount of the reverse repurchase transaction, including accrued interest.

    The average daily balance of reverse repurchase agreements outstanding during the year ended December 31, 1999 was $118,995,006 at a weighted average interest rate of approximately 5.10%. The maximum amount of reverse repurchase agreements outstanding at any month-end during the year was $159,515,500 as of November 30, 1999 which was 22.8% of total assets.

DOLLAR ROLLS: The Trust may enter into dollar rolls in which the Trust sells securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date. During the roll period the Trust forgoes principal and interest paid on the securities. The Trust will be compensated by the interest earned on the cash proceeds of the initial sale and by the lower repurchase price at the future date.

    The average monthly balance of dollar rolls outstanding during the year ended December 31, 1999 was approximately $3,750,000. The maximum amount of dollar rolls outstanding at any month-end during the year was $45,393,750 as of January 31, 1999 which was 6.52% of total assets.

NOTE 5. CAPITAL
There are 200 million shares of $.01 par value common stock authorized. BGT owned all of the 57,510,639 shares outstanding at December 31, 1999.

--------------------------------------------------------------------------------
                              BGT SUBSIDIARY, INC.
                         REPORT OF INDEPENDENT AUDITORS
--------------------------------------------------------------------------------

The Shareholder and Board of Directors of
BGT Subsidiary, Inc.:

We have audited the accompanying statement of assets and liabilities of BGT Subsidiary, Inc. (the "Trust"), a wholly-owned subsidiary of the Blackrock Strategic Term Trust, Inc., including the portfolio of investments, as of December 31, 1999, and the related statements of operations and of cash flows for the year then ended and statement of changes in net assets and financial highlights for the period from October 31, 1998 (commencement of operations) to December 31, 1998 and for the year ended December 31, 1999. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 1999, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of BGT Subsidiary, Inc. as of December 31, 1999, and the results of its operations, its cash flows, the changes in its net assets and the financial highlights for the respective stated periods, in conformity with generally accepted accounting principles.



/S/ DELOITTE & TOUCHE, LLP
--------------------------
    Deloitte & Touche, LLP
    New York, New York
    February 11, 2000

BLACKROCK

DIRECTORS
Laurence D. Fink, CHAIRMAN
Andrew F. Brimmer
Richard E. Cavanagh
Kent Dixon
Frank J. Fabozzi
James Clayburn La Force, Jr.
Walter F. Mondale
Ralph L. Schlosstein

OFFICERS
Ralph L. Schlosstein, PRESIDENT
Scott Amero, VICE PRESIDENT
Keith T. Anderson, VICE PRESIDENT
Michael C. Huebsch, VICE PRESIDENT
Robert S. Kapito, VICE PRESIDENT
Richard M. Shea, VICE PRESIDENT/TAX
Henry Gabbay, TREASURER
James Kong, ASSISTANT TREASURER
Karen H. Sabath, SECRETARY

INVESTMENT ADVISOR
BlackRock Advisors, Inc.
400 Bellevue Parkway
Wilmington, DE 19809
(800) 227-7BFM

ADMINISTRATOR
Morgan Stanley Dean Witter Advisors Inc.
Two World Trade Center
New York, NY 10048
(800) 729-8855

CUSTODIAN
State Street Bank and Trust Company
One Heritage Drive
North Quincy, MA 02171
(800) 699-1BFM

TRANSFER AGENT
Morgan Stanley Dean Witter FSB
Harborside Financial Center -- Plaza Two
Jersey City, New Jersey 07311-3977
(800) 526-3143

INDEPENDENT AUDITORS
Deloitte & Touche LLP
Two World Financial Center
New York, NY 10281-1434

LEGAL COUNSEL
Skadden, Arps, Slate, Meagher & Flom LLP
Four Times Square
New York, NY 10036


    This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of any securities.


                              BGT SUBSIDIARY, INC.
                  c/o Morgan Stanley Dean Witter Advisors Inc.
                                   71st Floor
                             Two World Trade Center
                               New York, NY 10048
                          Call toll free (800) 227-7BFM


[GRAPHIC] Printed on recycled paper

BLACKROCK
BGT SUBSIDIARY, INC.
--------------------------------------------------------------------------------
ANNUAL REPORT
DECEMBER 31, 1999